Exhibit 99.1

World Omni Auto Receivables Trust 2018-A
Monthly Servicer Certificate
May 31, 2019

Dates Covered
Collections Period	05/01/19 - 05/31/19
Interest Accrual Period	05/15/19 - 06/16/19
30/360 Days	30
Actual/360 Days	33
Distribution Date	06/17/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/19	610,434,134.56	33,372
Yield Supplement Overcollateralization Amount 04/30/19	29,467,826.76	0
Receivables Balance 04/30/19	639,901,961.32	33,372
Principal Payments	23,753,111.23	690
Defaulted Receivables	979,865.35	42
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/19	27,887,364.49	0
Pool Balance at 05/31/19	587,281,620.25	32,640

Pool Statistics	$ Amount	# of Accounts
Pool Factor	56.98%
Prepayment ABS Speed	1.41%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	4,896,611.24	227
Past Due 61-90 days	1,150,207.02	55
Past Due 91-120 days	275,934.96	16
Past Due 121+ days	0.00	0
Total	6,322,753.22	298

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.03%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.23%
Delinquency Trigger Occurred	NO

Recoveries	741,182.89
Aggregate Net Losses/(Gains) - May 2019	238,682.46
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.45%
Prior Net Losses Ratio	0.62%
Second Prior Net Losses Ratio	0.58%
Third Prior Net Losses Ratio	0.62%
Four Month Average	0.57%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.58%

Overcollateralization Target Amount	15,562,962.94
Actual Overcollateralization	15,562,962.94
Weighted Average APR	3.11%
Weighted Average APR, Yield Adjusted	5.47%
Weighted Average Remaining Term	49.28

Flow of Funds	$ Amount

Collections	26,157,487.84
Investment Earnings on Cash Accounts	6,798.81
Servicing Fee	(533,251.63)
Transfer to Collection Account	0.00
Available Funds	25,631,035.02

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,153,940.00
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	6,976,009.74
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	15,562,962.94
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,864,475.51

Total Distributions of Available Funds	25,631,035.02

Servicing Fee	533,251.63
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 05/15/19	594,257,629.99
Principal Paid	22,538,972.68
Note Balance @ 06/17/19	571,718,657.31

Class A-1
Note Balance @ 05/15/19	0.00
Principal Paid	0.00
Note Balance @ 06/17/19	0.00
Note Factor @ 06/17/19	0.0000000%

Class A-2
Note Balance @ 05/15/19	140,577,629.99
Principal Paid	22,538,972.68
Note Balance @ 06/17/19	118,038,657.31
Note Factor @ 06/17/19	34.7172522%

Class A-3
Note Balance @ 05/15/19	340,000,000.00
Principal Paid	0.00
Note Balance @ 06/17/19	340,000,000.00
Note Factor @ 06/17/19	100.0000000%

Class A-4
Note Balance @ 05/15/19	83,100,000.00
Principal Paid	0.00
Note Balance @ 06/17/19	83,100,000.00
Note Factor @ 06/17/19	100.0000000%

Class B
Note Balance @ 05/15/19	30,580,000.00
Principal Paid	0.00
Note Balance @ 06/17/19	30,580,000.00
Note Factor @ 06/17/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,227,586.83
Total Principal Paid	22,538,972.68
Total Paid	23,766,559.51

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	256,554.17
Principal Paid	22,538,972.68
Total Paid to A-2 Holders	22,795,526.85

Class A-3
Coupon	2.50000%
Interest Paid	708,333.33
Principal Paid	0.00
Total Paid to A-3 Holders	708,333.33

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.2255279
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.5011707
Total Distribution Amount	23.7266986

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.7545711
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	66.2910961
Total A-2 Distribution Amount	67.0456672

A-3 Interest Distribution Amount	2.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.0833333

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	309.51
Noteholders' Principal Distributable Amount	690.49

Account Balances	$ Amount

Reserve Account
Balance as of 05/15/19	2,548,816.60
Investment Earnings	5,107.43
Investment Earnings Paid	(5,107.43)
Deposit/(Withdrawal)	-
Balance as of 06/17/19	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60